Estimates, Significant Accounting Policies and Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill
Goodwill is tested for impairment annually or more frequently if circumstances indicate that goodwill might be impaired. Our annual impairment test is performed as of August 31 for reporting units within ETP’s intrastate transportation and storage and midstream operations, as of November 30 for the Southern Union reporting units and as of December 31 for all others, including all of Regency’s reporting units. No goodwill impairments were recorded for the periods presented in these consolidated financial statements.

Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities
The net change in operating assets and liabilities (net of effects of acquisitions, dispositions and deconsolidation) included in cash flows from operating activities was comprised as follows:

	Years Ended December 31,
	2012	2011	2010
Accounts receivable	$267	$6	$92
Accounts receivable from related companies	(9)	(24)	(26)
Inventories	(258)	51	15
Exchanges receivable	14	1	1
Other current assets	597	(51)	33
Other non-current assets, net	(129)	7	6
Accounts payable	(989)	21	(67)
Accounts payable to related companies	92	6	(10)
Exchanges payable	—	2	(4)
Accrued and other current liabilities	(159)	84	74
Other non-current liabilities	26	—	—
Price risk management assets and liabilities, net	(3)	55	146
Net change in operating assets and liabilities, net of effects of acquisitions, dispositions and deconsolidation	$(551)	$158	$260

Schedule Of Non-Cash Investing And Financing Activities
Non-cash investing and financing activities and supplemental cash flow information were as follows:

	Years Ended December 31,
	2012	2011	2010
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$420	$226	$108
Net gain from subsidiary common unit transactions	$80	$153	$352
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	$1,123	$—	$—
NON-CASH FINANCING ACTIVITIES:
Issuance of common units in connection with Southern Union Merger (see Note 3)	$2,354	$—	$—
Long-term debt assumed and non-compete agreement notes payable issued from acquisitions	$6,658	$4	$1,243
Subsidiary issuance of Common Units in connection with certain acquisitions	$2,295	$3	$584
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$997	$728	$547
Cash paid for income taxes	$23	$27	$9

Schedule of Inventory
Inventories consisted of the following:

	December 31,
	2012	2011
Natural gas and NGLs, excluding propane	$338	$146
Propane	—	87
Crude oil	418	—
Refined products	572	—
Appliances, parts and fittings and other	194	95
Total inventories	$1,522	$328

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2012	2011
Deposits paid to vendors	$41	$66
Prepaid and other	270	118
Total other current assets	$311	$184

Property, Plant and Equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2012	2011
Land and improvements	$553	$137
Buildings and improvements (5 to 40 years)	587	279
Pipelines and equipment (5 to 83 years)	19,505	11,359
Natural gas and NGL storage facilities (5 to 46 years)	1,057	790
Bulk storage, equipment and facilities (5 to 83 years)	1,745	977
Tanks and other equipment (10 to 40 years)	1,194	644
Retail equipment (3 to 99 years)	258	—
Vehicles (3 to 25 years)	96	231
Right of way (20 to 83 years)	2,134	793
Furniture and fixtures (3 to 12 years)	50	48
Linepack	118	59
Pad gas	58	58
Other (2 to 19 years)	1,060	234
Construction work-in-process	1,973	921
	30,388	16,530
Less - Accumulated depreciation	(2,104)	(1,971)
Property, plant and equipment, net	$28,284	$14,559

Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense
We recognized the following amounts of depreciation expense and capitalized interest expense for the periods presented:

	Years Ended December 31,
	2012	2011	2010
Depreciation expense (1)	$801	$531	$370
Capitalized interest, excluding AFUDC	$99	$13	$4

Schedule of Goodwill
Changes in the carrying amount of goodwill were as follows:

	Balance, December 31, 2010	Goodwill acquired	Balance, December 31, 2011	Goodwill acquired	Disposal of Goodwill (1)	Balance, December 31, 2012
ETP Intrastate Transportation and Storage	$10	$—	$10	$—	—	$10
ETP Interstate Transportation and Storage	99	—	99	1,785	—	1,884
ETP Midstream	50	—	50	338	—	388
ETP NGL Transportation and Services	—	432	432	—	—	432
ETP Retail Marketing	—	—	—	1,272	—	1,272
Investment in Sunoco Logistics	—	—	—	1,368	—	1,368
Investment in Regency	790	—	790	—	—	790
Corporate and Other	652	6	658	384	(752)	290
Total	$1,601	$438	$2,039	$5,147	$(752)	$6,434
(1) Includes goodwill deconsolidated or disposed of during the year ended December 31, 2012 and goodwill reclassified to non-current assets held for sale at December 31, 2012.

Components And Useful Lives Of Intangibles And Other Assets
Components and useful lives of intangible assets were as follows:

	December 31, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$2,032	$(150)	$1,059	$(135)
Trade names (20 years)	66	(8)	66	(5)
Noncompete agreements (3 to 15 years)	—	—	15	(8)
Patents (9 years)	48	(1)	1	—
Other (10 to 15 years)	4	(1)	1	(1)
Total amortizable intangible assets	2,150	(160)	1,142	(149)
Non-amortizable intangible assets:
Trademarks	301	—	79	—
Total intangible assets	$2,451	$(160)	$1,221	$(149)

Aggregate Amortization Expense Of Intangibles And Other Assets	Aggregate amortization expense of intangibles assets was as follows:

	Years Ended December 31,
	2012	2011	2010
Reported in depreciation and amortization	$70	$55	$36

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense of intangible assets for the next five years was as follows:

Years Ending December 31:
2013	$116
2014	115
2015	115
2016	115
2017	115

Schedule of Other Non-Current Assets, net
Other non-current assets, net are stated at cost less accumulated amortization. Other non-current assets, net consisted of the following:

	December 31,
	2012	2011
Unamortized financing costs (3 to 30 years)	$152	$132
Regulatory assets	93	89
Deferred charges	140	—
Other	148	28
Total other non-current assets, net	$533	$249

Schedule of Asset Retirement Obligations [Table Text Block]

Southern Union	$46
Sunoco	53
Sunoco Logistics	41
$140

Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	December 31,
	2012	2011
Interest payable	$334	$204
Customer advances and deposits	61	101
Accrued capital expenditures	427	229
Accrued wages and benefits	250	80
Taxes payable other than income taxes	208	79
Income taxes payable	41	15
Deferred income taxes	130	—
Other	303	56
Total accrued and other current liabilities	$1,754	$764

Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2012 and 2011 based on inputs used to derive their fair values:

	Fair Value Measurements at December 31, 2012
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$55	$—	$55	$—
Commodity derivatives:
Condensate — Forward Swaps	2	—	2	—
Natural Gas:
Basis Swaps IFERC/NYMEX	11	11	—	—
Swing Swaps IFERC	3	—	3	—
Fixed Swaps/Futures	98	94	4	—
Options — Calls	3	—	3	—
Options — Puts	1	—	1	—
Forward Physical Contracts	1	—	1	—
NGLs:
Swaps	2	1	1	—
Power:
Forwards	27	—	27	—
Futures	1	1	—	—
Options — Calls	2	—	2	—
Refined Products	5	1	4	—
Total commodity derivatives	156	108	48	—
Total Assets	$211	$108	$103	$—
Liabilities:
Interest rate derivatives	$(235)	$—	$(235)	$—
Preferred Units	(331)	—	—	(331)
Embedded derivatives in the Regency Preferred Units	(25)	—	—	(25)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(18)	(18)	—	—
Swing Swaps IFERC	(2)	—	(2)	—
Fixed Swaps/Futures	(103)	(94)	(9)	—
Options — Calls	(3)	—	(3)	—
Options — Puts	(1)	—	(1)	—
NGLs — Swaps	(4)	(3)	(1)	—
Power:
Forwards	(27)	—	(27)	—
Futures	(2)	(2)	—	—
Refined Products	(8)	(1)	(7)	—
Total commodity derivatives	(168)	(118)	(50)	—
Total Liabilities	$(759)	$(118)	$(285)	$(356)

	Fair Value Measurements at December 31, 2011 Using
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Marketable securities (included in other current assets)	$1	$1	$—	$—
Interest rate derivatives	36	—	36	—
Commodity derivatives:
Condensate — Forward Swaps	1	—	1	—
Natural Gas:
Basis Swaps IFERC/NYMEX	63	63	—	—
Swing Swaps IFERC	15	2	13	—
Fixed Swaps/Futures	219	215	4	—
Options — Puts	6	—	6	—
Forward Physical Swaps	1	—	1	—
Total commodity derivatives	305	280	25	—
Total Assets	$342	$281	$61	$—
Liabilities:
Interest rate derivatives	$(117)	$—	$(117)	$—
Series A Convertible Preferred Units	(323)	—	—	(323)
Embedded derivatives in the Regency Preferred Units	(39)	—	—	(39)
Commodity derivatives:
Condensate — Forward Swaps	(2)	—	(2)	—
Natural Gas:
Basis Swaps IFERC/NYMEX	(82)	(82)	—	—
Swing Swaps IFERC	(16)	(3)	(13)	—
Fixed Swaps/Futures	(148)	(148)	—	—
Forward Physical Swaps	(1)	—	(1)	—
NGLs — Forward Swaps	(9)	—	(9)	—
Propane — Forward Swaps	(4)	—	(4)	—
Total commodity derivatives	(262)	(233)	(29)	—
Total Liabilities	$(741)	$(233)	$(146)	$(362)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of the Preferred Units and the embedded derivatives in Regency’s Preferred Units:

	Unobservable Input	December 31, 2012
Preferred Units	Assumed Yield	6.11%
Embedded derivatives in the Regency Preferred Units	Credit Spread	6.49%
	Volatility	21.38%

Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012. There were no transfers between the fair value hierarchy levels during the years ended December 31, 2012 or 2011.

Balance, December 31, 2011	$(362)
Net unrealized gains included in other income (expense)	6
Balance, December 31, 2012	$(356)